Trade payables and accrued liabilities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Trade payables and accrued liabilities
Trade payables	$ 1,090,554	$ 1,249,861
Due to related parties (Note 15)		743,100
Accrued liabilities	4,090,722	4,817,820
Trade payables and accrued liabilities	$ 5,181,276	$ 6,810,781